Significant Accounting Policies - Clinical Fees and Insurance Revenue (Details) - Clinical Fees & Insurance Revenue	12 Months Ended
Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Practical expedients, not adjust the transaction price for any financing components	true
Practical expedients, expensed all incremental customer contract acquisition costs as incurred	true